Subsidiaries and Non-controlling Interests	12 Months Ended
Dec. 31, 2022
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Subsidiaries and Non-controlling Interests
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Subsidiaries and non-controlling interests

Details of the significant subsidiaries within the Group are as follows:

Name of subsidiaries	Country of incorporation/ operation	Ownership interests held by the Group
		2022	2021
		%	%
Grab Holdings Inc.	Cayman	100	100
Grab Inc.	Cayman	100	100
A2G Holdings Inc.	Cayman	100	100

Non-controlling interest

During 2022, the Group acquired additional holdings in subsidiaries offering financial services, increasing ownership interest to 100% in those entities.

(in $ millions)	$
Carrying amount of non-controlling interests acquired	256
GHL Class A ordinary shares issued as consideration for acquisition of non-controlling interests	(417)
Decrease in equity attributable to owners of the Company recognized in accumulated losses	(161)

There is no subsidiary that has material non-controlling interests to the Group, before intercompany eliminations, for the year ended 31 December 2022.